Note 7 - Goodwill (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Goodwill, Impairment Loss	$ 6,150
Income Tax Expense (Benefit)	22,607	$ 27,387
FirstService Brands Segment, Service America Reporting Unit [Member]
Goodwill, Impairment Loss	3,752
Income Tax Expense (Benefit)	$ (2,398)